COLUMBIA FUNDS SERIES TRUST II

225 Franklin Street

Boston, MA 02110

September 2, 2014

VIA EDGAR

Ms. Deborah O’Neal-Johnson

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust II (the Registrant)

     Columbia Global Infrastructure Fund

Post-Effective Amendment No. 116
File Nos. 333-131683 /811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 116 (Amendment). This Amendment was filed electronically on August 28, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or Anna Butskaya at 612-671-4993.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Series Trust II